AMANA MUTUAL FUNDS TRUST
             NOVEMBER 30, 1996 REPORT
                 INCOME FUND
                 GROWTH FUND

FELLOW SHAREOWNERS:

After the strong gains of 1995, we expected the 1996 markets to be weaker. And in fact, interest rates rose for much of the year and corporate earnings' growth slowed. But our caution was misplaced.

Tremendous inflows of individual and institutional retirement money drove all market sectors up, as the public focused on long-term investments to build their retirement funds. While a sharp July correction illustrated the market's vulnerability, the rebound, through a startlingly-strong November, proves the faith investors have in equities to deliver superior total returns. An estimated $208 billion poured into stock mutual funds in the first 11 months of 1996, 60% above the previouS full-year record in 1993. The 1996 stock market generally favored momentum investing, rather than Saturna Capital's more value-oriented style.

AMANA INCOME FUND
The Fund returned 12.7% to shareholders for the six months, a very respectable return given its conservative, income-oriented investment focus. The Fund returned 18.7% for the twelve months ended November 30, 1996. As a comparison, the S&P Utilities Index provided total returns of 7.8% and 11.0% for the same six and twelve months, respectively. For the last five years, Amana Income Fund has returned an average 10.9% per year. Assets, at $15.2 million, are up 32% from a year ago.

AMANA GROWTH FUND
The Growth Fund declined slightly for the six months through November 30, decreasing 2.63% since May 31. The Fund returned 9.12% for the twelve months ended November 30, 1996. As a comparison, the S&P 500 Stock Index provided total returns of 14.4% and 27.9% for the same periods. Since its inception in February 1994, Amana Growth Fund has returned an average 11.1% per year. Assets at $5.6 million have jumped 133% in one year.

AMANA MUTUAL FUNDS TRUST

THE OUTLOOK
With low inflation, one can pay well for stocks sporting reasonable growth prospects. As we see continued slow growth and flat interest rates, we expect 1997 to again be profitable for equity investors. The U.S. dollar will likely appreciate again in 1997, and our forecast for earnings growth, in larger U.S. companies, is an average 6 to 9%.

Electric utilities, which make up a significant portion of Amana Income Fund, should benefit from lower costs and more efficient operations as deregulation spreads in the industry. Technological change is exploding, lowering costs and greatly increasing productivity. Out times are driven by the information technologies in which America excels. We should be the beneficiaries of long-term trends from which our shareholders are well positioned to benefit. Internationalization of business both spurs and is spurred by the information revolution.

To take  advantage of these trends,  we seek  companies  that are  technological
leaders  or  have  a  significant   international  exposure.  Our  international
telecommunications company investments exemplify these trends.

Amana Growth Fund is best suited to investors where price volatility and current income is not a concern. As portfolio managers, we increasingly seek companies with solid earnings and prospects outside the United States. The Fund also favors companies that employ little or no debt in their operations.

Additional detail and financial information is provided on the following pages. As always, we appreciate your participation in the Amana Funds and we welcome your comments and suggestions. If you have any questions or need help, please call us at 800/SATURNA. Also, more shareowners are connecting via the Internet at www.saturna.com.

Respectfully yours,

Nicholas Kaiser,          Bassam Ossman,
President                 Chairman
December 27, 1996

INCOME FUND     AMANA MUTUAL FUNDS TRUST
INVESTMENTS
November 30, 1996
                              Number                              Market
Issue                       of Shares          Cost                Value
-------------------------------------------------------------------------------
COMMON STOCKS (94.6%)

BUSINESS SERVICES (5.6%)
  ACNielsen                     2,166       $  28,635          $  37,634
  H&R Block                    15,000         495,643            438,750
  Cognizant                     6,500         180,056            224,250
  Dun & Bradstreet              6,500         122,328            147,875
                                            ----------         ----------
                                              826,662            848,509
CHEMICALS (5.7%)
  ARCO Chemical                 6,500         238,792            325,000
  Chemed                       10,000         356,116            375,000
  Lawter International         14,738         116,591            176,856
                                            ----------         ----------
                                              711,499            876,856
DIVERSIFIED OPERATIONS (1%)
  Hanson pic ADR               20,000         176,551            135,000
MACHINERY (5.2%)
  Manitowoc Company            18,000         276,657            789,750
MEDICAL (10.9%)
  American Home Products       10,000         242,862            642,500
  Bristol-Myers Squibb          6,000         261,835            682,500
  Glaxo Wellcome pic ADR       10,000         260,426            328,750
                                            ----------         ----------
                                              765,123          1,653,750
MINING (5.8%)
  ASARCO                       20,000         578,558            545,000
  RTZ Corp PLC ADS              5,000         279,565            338,125
                                            ----------         ----------
                                              858,123            883,125
OIL & GAS PRODUCTION (9.5%)
  Atlantic Richfield            4,000         447,256            556,500
  Exxon                         5,000         307,279            471,875
  Mobil Corporation             3,500         395,105            423,500
                                            ----------         ----------
                                            1,149,640          1,451,875
RUBBER & PLASTICS (2.4%)
  RPM, Inc                     20,312         182,267            368,164
PAPER PRODUCTS (3.0%)
  Boise Cascade                 8,000         266,023            248,000
  Consolidated Papers           4,000         218,214            198,500
                                            ----------         ----------
                                              484,237            446,500
TOOLS (1.5%)
  Regal-Beloit                 12,000         201,752            232,500
TELECOMMUNICATIONS (16.5%)
  BCE, Inc                     13,000         436,370            651,625
  Cable & Wireless PLC ADR     16,000         310,930            386,000
  GTE Corp.                    10,000         410,441            448,750
  Pacific Telesis Group        14,000         375,305            518,000
  Telefonica de Espana, ADR     7,500         202,956            495,000
                                            ----------         ----------
                                            1,736,002          2,499,375
November 30, 1996 Report

AMANA MUTUAL FUNDS TRUST                    INCOME FUND
INVESTMENTS, continued
                               Number                            Market
Issue                        of Shares         Cost               Value
-------------------------------------------------------------------------------
UTILITIES - ELECTRIC (18%)
  Enova                        22,000         482,336            492,250
  FPL Group                    10,000         344,874            461,250
  Idaho Power                  15,000         405,839            463,125
  NIPSCO Industries            10,000         362,972            387,500
  Pacific Gas & Electric       20,000         458,942            482,500
  Washington Water Power       25,000         441,583            471,875
                                            ----------         ----------
                                            2,496,546          2,758,500
UTILITIES - WATER & GAS (9.3%)
  American Water Works         20,000         295,430            395,000
  Peoples Energy               14,000         380,014            507,500
  Piedmont Natural Gas         20,200         286,927            507,525
                                            ----------         ----------
                                              962,371          1,410,025
TOTAL INVESTMENTS (94.6%)                  10,827,430         14,353,929
  Other Assets (net of liabilities)(5.4%)  ===========           815,502
                                                              -----------
TOTAL NET ASSETS (100%)                                      $15,169,431

FINANCIAL  HIGHLIGHTS  Selected  data per  share of  capital  stock  outstanding throughout each period:
                      Period ended         For Year Ended May 31
                                  ----------------------------------------------
                     Nov.30, 1996   1996   1995    1994    1993    1992    1991    1990    1989    1988
                     ------------   ----   ----    ----    ----    ----    ----    ----    ----    ----
NET ASSET VALUE AT
 BEGINNING OF PERIOD      $13.93  $12.92  $12.18  $12.86  $11.94  $11.36  $10.86  $10.39  $ 9.11  $10.73
 INCOME FROM INVESTMENT OPERATIONS
 Net Investment Income      0.18    0.42    0.38    0.30    0.32    0.32    0.39    0.38    0.38    0.30
 Net gains or losses on
  securities
  (both realized
  and unrealized)           1.53    1.76    0.80   (0.36)   0.92    0.58    0.46    0.53    1.29   (1.65)
                           ------  ------  ------  ------  ------  ------  ------  ------  ------  ------
Total From Investment
 Operations                 1.71    2.18    1.18   (0.06)   1.24    0.90    0.85    0.91    1.67   (1.35)
 LESS DISTRIBUTIONS
 Dividends (from net
  investment income)        0.00   (0.41)  (0.44)  (0.30)  (0.32)  (0.32)  (0.35)  (0.44)  (0.39)  (0.27)
  capital gains)            0.00   (0.76)   0.00   (0.32)   0.00    0.00    0.00    0.00    0.00    0.00
                           ------  ------  ------  ------  ------  ------  ------  ------  ------  ------
Total Distributions         0.00   (1.17)  (0.44)  (0.62)  (0.32)  (0.32)  (0.35)  (0.44)  (0.39)  (0.27)
NET ASSET VALUE
 AT END OF PERIOD         $15.64  $13.93  $12.92  $12.18  $12.86  $11.94  $11.36  $10.86  $10.39   $9.11
TOTAL RETURN              12.65%  17.03%   9.95% (0.63)%  10.26%   7.88%   8.11%   8.85%  18.86% (12.68)%

RATIOS/SUPPLEMENTAL DATA
------------------------
Net assets ($000),
 end of period           $15,169 $12,464 $10,708 $10,432  $9,398  $6,913  $5,868  $4,760  $3,645  $3,559
Ratio of expenses to
 ave. net assets           0.76%   1.57%   1.56%   1.58%   1.58%   1.58%   1.66%   1.76%   1.88%   2.07%
Ratio of net investment
 income to ave. net
 assets                    1.14%   3.06%   3.11%   2.22%   2.65%   2.75%   3.73%   3.67%   3.85%   3.17%
Portfolio turnover rate       6%     24%     29%     21%     29%     19%     29%     19%     71%     66%
Average commission rate
 paid                      $.035   $.046
November 30,1996 Report

INCOME FUND                      AMANA MUTUAL FUNDS TRUST
STATEMENT OF ASSETS AND LIABILITIES
November 30, 1996
ASSETS
  Common stock investments (cost $10,827,4                  $14,353,929
  Cash                                                          705,363
  Receivable for Security Sales                                 217,827
  Dividends receivable                                           48,656
  Insurance deposit                                               2,529
                                                           ------------
      Total Assets                                           15,328,304
                                                           ------------
LIABILITIES
  Payable to affiliate                                            3,692
  Payable for Security Purchases                                155,181
                                                           ------------
      Total liabilities                                         158,873
                                                           ------------
NET ASSETS                                                  $15,169,431
                                                           ============
FUND SHARES OUTSTANDING                                         970,019
ANALYSIS OF NET ASSETS
  Paid in capital (unlimited shares authorized,
  without par)                                               11,334,443
  Undistributed net investment income                           182,571
  Accumulated net realized gain on investments                  125,918
  Unrealized net appreciation on investments                  3,526,499
                                                           ------------
  Net Assets applicable to Fund shares outstanding          $15,169,431
                                                           ============
NET ASSET VALUE PER SHARE                                        $15.64

STATEMENT OF OPERATIONS
Six Months Ended November 30, 1996
INVESTMENT INCOME
  Dividends                                       $274,711
  Miscellaneous Income                                  27
                                              ------------
      Gross investment income                                      $274,738
EXPENSES
  Investment adviser and administration fee         64,293
  Professional fees                                  8,752
  Filing and registration fees                       6,472
  Shareowner servicing                               9,622
  Miscellaneous taxes                                7,500
  Printing and postage                               2,446
  Custodian Expenses                                 1,240
  Other expenses                                     2,444
                                             -------------
  Total gross expenses                             102,769
                                             -------------
       Less earnings credits                        (1,240)
                                             -------------
  Net expenses                                                      101,529
                                                               ------------
       Net investment income                                        173,209
                                                               ------------
NET REALIZED GAIN ON INVESTMENTS
       Proceeds from sales                         823,006
       Less cost of securities
       sold based on identified cost               702,691
                                            --------------
            Realized net gain                                       120,315
                                                               ------------
UNREALIZED GAIN ON INVESTMENTS
  End of period                                  3,526,499
  Beginning of period                            2,191,604
                                            --------------
  Increase in unrealized gain for period                          1,334,895
                                                               ------------
       Net realized and unrealized
       gain on investments                                        1,455,210
                                                               ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS             $1,628,419
                                                               ============

November 30, 1996 Report

AMANA MUTUAL FUNDS TRUST                                  INCOME FUND
STATEMENT OF CHANGES IN NET ASSETS
                                       Period ended       Year ended
                                       Nov. 30, 1996     May 31, 1996
INCREASE IN NET ASSETS
FROM OPERATIONS
  Net investment income                $173,209         $345,592
  Net realized gain on investments      120,315          640,173
  Net increase in unrealized
  appreciation                        1,334,895          793,854
                                     ----------       ----------
  Net increase in net assets          1,628,419        1,779,619
                                     ----------       ----------
DIVIDENDS TO SHAREOWNERS FROM
  Net investment income                       -         (341,768)
  Capital gains distributions                 -         (630,728)
                                     ----------       ----------
                                              -         (972,496)
FUND SHARE TRANSACTIONS
  Proceeds from sales of shares       1,849,456        2,282,709
  Value of shares issued in
  reinvestment of dividends                   -          950,785
                                     ----------       ----------
                                      1,849,456        3,233,494
  Cost of shares redeemed              (772,840)      (2,284,062)
                                     ----------       ----------
  Net increase in net assets from
  share transactions                  1,076,616          949,432
                                     ----------       ----------
Total increase in net assets          2,705,035          (23,064)

NET ASSETS
  Beginning of period                12,464,396       10,707,841
                                     ----------       ----------
  End of period                     $15,169,431      $12,464,396
                                    ===========      ===========
  (Including undistributed net investment
  income of $182,571 for  Nov. 30,1996)
Shares of the Fund Sold and Redeemed
  Number of shares sold                 208,469          165,713
  Number of shares issued in
  reinvestment of dividends                   0           67,575
  Number of shares redeemed            (133,007)        (167,597)
                                    -----------       ----------
Net Increase in Number of Shares
Outstanding                              75,462           65,691
                                    ===========       ==========

November 30, 1996 Report

GROWTH FUND                     AMANA MUTUAL FUNDS TRUST
INVESTMENTS
November 30, 1996
                                                   Number             Market
Issue                                           of Shares      Cost    Value
--------------------------------------------------------------------------------
COMMON STOCKS  (96.3%)

AUTOMOTIVE (1.6%)
            Genuine Parts                         2,000   $89,355     $90,000
BUILDING  (5.9%)
            BMC West                              6,000    95,997      71,250
            Butler Manufacturing                  2,500    60,890      79,687
            Champion Enterprises                  3,000    60,485      62,625
            Regal-Beloit Corporation              6,000   107,448     116,250
                                                          -------    --------
                                                          324,820     329,812
CHEMICALS  (2.8%)
            Ionics                                1,500    69,467      72,375
            RPM, Inc.                             4,625    71,869      83,828
                                                          -------    --------
                                                          141,336     156,203
COMPUTERS  (8.1%)
            Advanced Digital Information          5,000    15,230      58,125
            Apple Computer                        3,000    76,382      72,375
            Compaq Computer                       2,000    92,662     158,500
            Hewlett-Packard                       2,000    41,638     107,750
            Shiva                                 1,400    24,546      57,750
                                                          -------    --------
                                                          250,458     454,500
COMPUTER SOFTWARE (10.5%)
            Adobe Systems                         3,000   115,558     118,500
            Informix                              4,000    78,967      95,000
            Intuit                                2,500    94,298      89,375
            Microsoft                               700    70,040     109,812
            Oracle                                2,400    78,773     117,600
            Phamis                                5,000    59,661      60,625
                                                          -------    --------
                                                          497,297     590,912
FOOD PRODUCTION  (4.2%)
            Coca-Cola FEMSA S.A. ADR              2,400    57,093      65,700
            Pioneer Hi-Bred International         1,100    77,928      76,725
            Potash Corp of Saskatchewan           1,200    87,709      90,450
                                                          -------    --------
                                                          222,730     232,875
ELECTRONICS (10.5%)
            Merix                                  5,500   101,977     89,375
            FLIR Systems                           8,000   109,013    109,000
            GaSonics International                 8,000    74,183     86,000
            Micron Technology                      3,000    96,873     99,375
            Motorola                               1,800    98,916     99,675
            Qualcomm                               2,500    72,970    105,000
                                                          --------   --------
                                                           553,932    588,425

FINANCIAL & BUSINESS SERVICES (4.3%)
            Block (H & R)                          3,000    83,743     87,750
            Hutchison Whampoa ADR                  2,000    62,091     77,500
            Reuters Holdings PLC-ADR               1,000    43,333     72,625
                                                          --------   --------
                                                           189,167    237,875
MACHINERY (5.7%)
            Crane                                  2,000    76,234     93,500
            Deere & Co                             3,000   117,166    133,875
            Valley Forge                           7,000   105,321     90,125
                                                          --------   --------
                                                           298,721    317,500
MEDICAL TECHNOLOGY  (6.8%)
            Amgen                                  1,200    32,403     73,050
            Ligand Pharmaceuticals                 4,000    58,132     48,250
            Liposome                               4,000    21,665     72,000
            Glaxo Wellcome plc ADR                 2,500    55,379     82,188
            Johnson & Johnson                      2,000    91,871    106,500
                                                          --------   --------
                                                           259,450    381,988
MINING & PRECIOUS METALS  (5.2%)
            Barrick Gold                           3,000    85,243     90,000
            Cyprus Amax Minerals                   4,000    96,600     99,000
            Freeport-McMoran Copper & Gold         2,000    70,595     63,000
            RTZ Corp PLC ADS                         600    30,466     40,575
                                                          --------   --------
                                                           282,904    292,575
November 30, 1996

INVESTMENTS, continued
OIL & GAS PRODUCTION (8.3%)
            Atlantic Richfield                       900   104,880    125,212
            Noble Drilling                         8,750    60,832    168,438
            Williams Companies                     1,200    60,536     67,350
            YPF S.A.  ADS                          4,500    99,630    104,625
                                                          --------   --------
                                                           325,878    465,625
PAPER & PUBLISHING  (2.7%)
            Aracruz Cellulose SA ADR               8,000    67,596     62,000
            McGraw-Hill                            2,000    89,380     91,000
                                                          --------   --------
                                                           156,976    153,000
                                                                                           142,250
PHOTOGRAPHIC SUPPLIES  (1.1%)
            Fuji Photo Film ADR                    2,000    46,837     63,000
RETAIL  (6.5%)
            Gap                                    2,000    62,591     64,250
            Nike, Class B                          1,200    68,493     68,250
            Nordstrom                              3,100   124,674    134,850
            Seattle FilmWorks                      5,000    82,667     98,125
                                                          --------   --------
                                                           338,425    365,475
STEEL PRODUCERS  (1.6%)
            Schnitzer Steel Industries             3,300    79,380     90,338
TELECOMMUNICATIONS (3.0%)
            PT Indosat  ADR                        2,000    69,719     55,250
            Telefonica de Espana ADS               1,700    70,376    112,200
                                                          --------   --------
                                                           140,095    167,450
TRANSPORTATION  (7.5%)
            Fritz Companies                        6,000    74,863     90,750
            Mesa Airlines                         10,000    87,781     98,750
            Southwest Airlines                     5,000   132,586    123,750
            Trinity Industries                     3,000   102,499    103,500
                                                          --------   --------
                                                           397,729    416,750
TOTAL INVESTMENTS  (96.3%)                              $4,595,490  5,394,303
                                                        ==========
            Other Assets (net of liabilities) (3.7%)                  207,527
                                                                   ----------
TOTAL NET ASSETS  (100%)                                           $5,601,830
                                                                   ==========

FINANCIAL  HIGHLIGHTS  Selected  data per  share of  capital  stock  outstanding throughout each period:
                                          Period     Year     Year     2/03/1994
                                          Ending   Ending   Ending   (Inception
                                      11/30/1996 5/31/1996 5/31/1995 to 5/31/94
                                      ---------- ---------- ---------- ---------
NET ASSET VALUE AT BEGINNING OF PERIOD     $6.86     $5.04     $4.69     $5.00
  INCOME FROM INVESTMENT OPERATION
  Net investment income                    (0.02)    (0.05)    (0.04)    (0.01)
  Net gains or losses on securities
    (both realized and unrealized)         (0.18)     1.95      0.39     (0.30)
                                           ------    ------    ------    ------
Total from investment operations           (0.20)     1.90      0.35     (0.31)
  LESS DISTRIBUTIONS
  Dividends (from net investment income)    0.00      0.00      0.00     (0.01)
  Distributions (from capital gains)        0.00     (0.08)     0.00      0.00
                                           ------    ------    ------    ------
Total distributions                         0.00     (0.08)     0.00     (0.01)
NET ASSET VALUE AT END OF PERIOD           $6.66     $6.86     $5.04     $4.69
TOTAL RETURN                               (1.56)%   37.20%     7.46%    (6.20)%
RATIOS/SUPPLEMENTAL DATA
------------------------
Net assets ($000), end of period           $5,602    $4,151    $1,974    $ 952
Ratio of expenses to average net assets      0.74%     1.94%     2.00%    0.62%
Ratio of net investment income to
average net assets                         (0.25)%   (0.79)%   (0.82)%  (0.35)%
Portfolio turnover rate                        10%       22%       38%       6%
Average commission rate paid               $0.060    $0.059

November 30, 1996 Report

GROWTH FUND      AMANA MUTUAL FUNDS TRUST
STATEMENT OF ASSETS AND LIABILITIES
November 30, 1996

ASSETS
    Common stock investments (cost $4,595,490)                $5,394,303
    Cash                                                         203,169
    Dividends receivable                                           3,114
    Organization expense, unamortized                              1,636
                                                             -----------
        Total Assets                                           5,602,222
LIABILITIES
    Payable to affiliate                                             392
                                                             -----------
        Total Liabilities                                            392
                                                             -----------
NET ASSETS                                                    $5,601,830
                                                             ===========
FUND SHARES OUTSTANDING                                          841,708
ANALYSIS OF NET ASSETS
    Paid in capital (unlimited shares
    authorized, without par value)                             4,813,501
    Undistributed net investment income (loss)                   (49,667)
    Accumulated net realized gain on investments                  39,183
    Unrealized net appreciation on investments                   798,813
                                                             -----------
    Net Assets applicable to Fund shares outstanding          $5,601,830
                                                             ===========
NET ASSET VALUE PER SHARE                                          $6.66

STATEMENT OF OPERATIONS
SIX MONTHS ENDED NOVEMBER 30, 1996
INVESTMENT INCOME
   Dividends                                     $ 20,700
   Miscellaneous Income                               219
                                               ----------
     Gross investment income                                  $ 20,919
EXPENSES
   Investment adviser fee                          21,829
   Professional fees                                2,189
   Custodian Fees                                   1,578
   Shareholder servicing                            4,996
   Printing and postage                               901
   Filing and registration fees                     3,039
   Miscellaneous taxes                                554
   Other expenses                                   1,312
                                               ----------
   Total gross expenses                            36,398
     Less earnings credits                          1,578
                                               ----------
   Net expenses                                                 34,820
                                                              ---------
     Net investment income                                     (13,901)
 NET REALIZED GAIN ON INVESTMENTS
   Proceeds from sale                             414,894
   Less cost of securities sold
   based on identified cost                       380,546
                                               ----------
     Realized net gain                                          34,348
                                                              --------
UNREALIZED GAIN (LOSS) ON INVESTMENTS
   End of period                                  798,813
   Beginning of period                            884,447
                                               ----------
   Decrease in unrealized gain for the period                  (85,634)
                                                              ---------
     Net realized and unrealized gain (loss)
     on investments                                            (51,286)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                                     $(65,187)
                                                              =========

November 30, 1996 Report

AMANA MUTUAL FUNDS TRUST        GROWTH FUND
STATEMENT OF CHANGES IN NET ASSETS
                                                  Period ended       Year ended
                                                 Nov. 30, 1996     May 31, 1996
INCREASEE IN NET ASSETS
FROM OPERATIONS
   Net investment income                         $  (13,901)       $  (20,616)
   Net realized gain on investments                  34,348           102,232
   Net increase (decrease) in unrealized
   appreciation                                     (85,634)          746,721
                                               -------------      ------------
   Net increase (decrease) in net assets            (65,187)          828,337
                                               -------------      ------------
DIVIDENDS TO SHAREOWNERS FROM
   Net investment income                                  -                 -
   Capital gains distributions                            -           (44,764)
                                               -------------      ------------
                                                          -           (44,764)
                                               -------------      ------------
FUND SHARE TRANSACTIONS
   Proceeds from sales of shares                  1,895,734         2,282,028
   Value of shares issued in reinvestment                 -            44,134
   of dividends                                -------------      ------------
                                                  1,895,734         2,326,162
   Cost of shares redeemed                         (379,499)         (933,301)
                                               -------------      ------------
   Net increase in net assets from share
   transactions                                   1,516,235         1,392,861
                                               -------------      ------------
Total increase in net assets                      1,451,048         1,348,097

NET ASSETS
Beginning of period                               4,150,782         1,974,348
                                               -------------      ------------
End of period                                    $5,601,830        $4,150,782
                                               =============      ============
Shares of the Fund Sold and Redeemed
   Number of shares sold                            302,192           370,342
   Number of shares issued in reinvestment
   of dividends                                           0             6,452
   Number of shares redeemed                        (65,547)         (163,437)
                                               -------------      ------------
Net Increase in Number of Shares Outstanding        236,645           213,357
                                               =============      ============

November 30, 1996
                      SUPPLEMENTARY INFORMATION

ORGANIZATION

Amana Mutual Funds Trust (the "Trust") was established under Indiana Law as a Business Trust on July 26, 1984. The Trust is registered as a no-load, open-end, diversified series investment company under the Investment Company Act of 1940, as amended. The Trust restricts its investments to those acceptable to Muslims by investing in accordance with Islamic principles. Two portfolio series have been created. The Income Fund was first authorized to sell shares of beneficial interest to the public on June 23, 1986. The Growth Fund began operations on February 3, 1994.

TRANSACTIONS WITH AFFILIATED PERSONS

Saturna Capital Corporation, under contracts approved by Income Fund shareowners on December 28, 1989, and the initial shareholder of Amana Growth Fund on February 1, 1994, provides investment advisory services and certain other administrative and distribution services and facilities required by each Fund to conduct its business. For such services, each Fund pays an annual fee equal to
 .95% of its average daily net assets. In the event that total expenses of a Fund in any one year (excluding interest, brokerage commissions and federal and state taxes) exceeds 2%, Saturna Capital reimburses the Fund the amount of any such excess. The president of Saturna Capital is a trustee and, together with his family owns 2.2% of the Income Fund and 1% of the Growth Fund. North American Islamic Trust, Inc. (owning 3.7% of the Income Fund and 2% of the Growth Fund), is the religious consultant to Saturna regarding Islamic principles. From its advisory fee, Saturna pays North American Islamic Trust, Inc. a fee equal to
 .20% of the average daily net assets of each Fund. One trustee of Amana is a trustee of North American Islamic Trust.

Saturna Capital also acts as a transfer agent to each Fund for a fee of $1.30 per month per active account. The Trust acts as distributor of its own shares, except in those states where Investors National Corporation (a subsidiary of Saturna Capital Corporation) is registered as a broker-dealer and is willing to act as distributor without compensation. Investors National Corporation, a discount broker, often executes securities transactions for the Funds at Investors National's discount commission rate: 3 cents per share plus the price of one share.

All trustees serve without compensation.

EXPERIENCE IN IMPORTANT

Amana Mutual Funds Trust began operation in 1986. Saturna Capital, with extensive experience in mutual funds, invests the Fund portfolios and handles their operations.

The Trust is managed by a Board of five Trustees, all serving without compensation:

          Trustees
  Bassam Osman, MD, Chairman
  Nicholas Kaiser, MBA, President
  M. Yaqub Mirza, PhD, Treasurer
  Jamal M. al-Barzinji, PhD
  Iqbal Unus, PhD

          Officers
  Bassam Osman, Chairman
  Nicholas Kaiser, President
  M. Naziruddin Ali, Vice-President
  P. M. Larner, Secretary
  M. Yaqub Mirza, Treasurer
  T. K. Anderson, Asst. Treasurer
  Iqbal Unus, Asst. Secretary

         SATURNA CAPITAL
        (Graphic Omitted)

      INVESTMENT ADVISER
              AND
        ADMINISTRATOR

NORTH AMERICAN ISLAMIC TRUST
   RELIGIOUS CONSULTANT

This report is for the information of the shareowners of the Trust. It is not authorized for distribution to prospective investors unless it is accompanied or preceded by an effective prospectus.


                 AMANA
             MUTUAL FUNDS
               TRUST

             INCOME FUND
             GROWTH FUND
         November 30, 1996
              REPORT
     Saturna Capital Corporation
       1300 No. State Street
     Bellingham, WA 98225-4730
           800/SATURNA
         (800/728-8762)
   Daily Prices: 888/73-AMANA